John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$166,209,178
(Cost $149,108,289)
Arizona 0.3%				575,799
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-51	500,000	575,799
Arkansas 0.3%				557,684
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	500,000	557,684
California 8.5%				14,161,956
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	438,778
California Infrastructure & Economic Development Bank Revenue Senior WFCS Portfolio PJS, Series A1 (A)	5.000	01-01-56	250,000	296,684
California Municipal Finance Authority Green Bond Orchard Park Student Housing Project (B)	4.000	05-15-46	1,000,000	1,179,891
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,140,308
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	100,000	116,568
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-56	700,000	809,846
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	450,470
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	542,755
CSCDA Community Improvement Authority California Essential Housing Revenue, Senior Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	700,000	713,632
CSCDA Community Improvement Authority California Essential Housing Revenue, The Link Glendale, Series A2 (A)	4.000	07-01-56	400,000	430,278
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,133,169
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	665,000	675,684
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	1,000,000	1,033,897
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,152,994
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	837,036
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	862,906
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,843,682
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue (C)	3.571	06-01-60	2,000,000	503,378
Colorado 4.6%				7,709,968
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,144,010
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,178,053
Pueblo Urban Renewal Authority Tax Increment Revenue Evraz Project, Series A (A)	4.750	12-01-45	1,000,000	1,148,075
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,584,184
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	6.998	12-01-37	2,000,000	655,646
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.0%				$1,688,740
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	500,000	604,452
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,084,288
District of Columbia 3.0%				4,984,416
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,146,960
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (B)	6.500	10-01-41	3,000,000	3,837,456
Florida 6.1%				10,174,556
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,161,114
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	500,000	540,075
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	553,977
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	688,074
Escambia County Health Facilities Authority Health Care Facility Revenue, Series A	4.000	08-15-50	1,500,000	1,703,204
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT	3.000	06-01-32	1,000,000	1,053,876
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	1,165,009
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,059,469
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	500,000	639,968
St. Johns County Industrial Development Authority Senior Living Revenue Vicars Landing Project, Series A	4.000	12-15-50	500,000	549,699
Village Community Development District No. 12 (A)	4.250	05-01-43	950,000	1,060,091
Georgia 2.2%				3,659,260
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	905,840
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,541,335
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,212,085
Illinois 10.4%				17,508,995
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,222,499
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	610,097
Chicago O’Hare International Airport General Senior Lien, Series A	4.000	01-01-37	500,000	592,885
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,248,886
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,243,117
Illinois Finance Authority Learn Charter School Project	4.000	11-01-51	250,000	288,062
Illinois Finance Authority Learn Charter School Project	4.000	11-01-56	655,000	748,345
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,182,964
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,069,880
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported (B)	5.250	06-15-32	750,000	$828,178
Metropolitan Pier & Exposition Authority Illinois Revenue Refunding Mccormick Place Expansion, Series A (D)	4.000	06-15-52	1,500,000	1,704,534
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,546,361
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,768,732
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,566,953
State of Illinois, GO	4.000	06-01-33	750,000	829,151
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,058,351
Indiana 1.1%				1,885,165
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,160,067
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	750,000	725,098
Iowa 0.7%				1,086,048
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,086,048
Kentucky 0.5%				828,452
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	828,452
Louisiana 1.9%				3,218,645
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	1,114,820
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,323,711
St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	780,114
Maryland 1.5%				2,520,199
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,049,199
Maryland Economic Development Corp. Special Obligation Port Covington Project	3.250	09-01-30	100,000	112,260
Maryland Economic Development Corp. Special Obligation Port Covington Project	4.000	09-01-50	200,000	227,139
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,131,601
Massachusetts 1.8%				2,959,083
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,133,576
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	818,472
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	1,007,035
Michigan 2.2%				3,699,000
City of Detroit, GO	5.500	04-01-50	1,000,000	1,243,262
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (C)	4.608	06-01-65	6,000,000	812,382
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	535,923
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	1,107,433
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota 2.1%				$3,537,720
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	540,173
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	548,365
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,397,882
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,051,300
Missouri 1.3%				2,204,339
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,117,131
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,087,208
Montana 0.4%				661,280
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	661,280
Nevada 0.8%				1,356,501
City of Las Vegas Special Improvement District No. 816 Local Improvement Summerlin Village 22	3.125	06-01-46	500,000	510,760
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue, Series B	4.000	07-01-49	750,000	845,741
New Hampshire 0.6%				1,038,948
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	528,948
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	1,000,000	510,000
New Jersey 4.0%				6,753,155
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,073,164
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	868,895
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	508,554
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	1,148,703
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	824,973
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,182,817
New Jersey Transportation Trust Fund Authority Transportation System, Series A (D)	4.000	06-15-42	1,000,000	1,146,049
New York 8.0%				13,320,783
Build NYC Resource Corp. New York Revenue Shefa School Project, Series A (A)	5.000	06-15-51	250,000	296,314
Erie Tobacco Asset Securitization Corp. Series A (A)(C)	7.679	06-01-60	15,000,000	817,991
Metropolitan Transportation Authority Series C-1	5.250	11-15-55	1,000,000	1,240,302
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	839,523
Nassau County Tobacco Settlement Corp. Series D (C)	6.615	06-01-60	12,000,000	967,104
New York Counties Tobacco Trust IV Series F (C)	7.077	06-01-60	17,000,000	1,155,731
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	939,016
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	$1,126,083
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,142,416
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,137,489
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,208,362
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	940,000	1,130,401
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	575,636
New York Transportation Development Corp. Special Facility Revenue American Airlines Inc., JFK, AMT	3.000	08-01-31	200,000	216,776
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	527,639
Ohio 4.3%				7,185,528
Buckeye Tobacco Settlement Financing Authority Refunding Asset Backed Senior, Series A2, Class 1	3.000	06-01-48	1,000,000	1,038,245
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,148,494
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	292,265
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	255,710
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,000,000	1,111,434
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	1,100,002
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	579,597
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	587,135
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,072,646
Oklahoma 0.3%				552,286
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	552,286
Oregon 0.7%				1,147,802
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,147,802
Pennsylvania 0.9%				1,551,038
Bucks County Industrial Development Authority Hospital Revenue Grand View Hospital Project	4.000	07-01-46	350,000	398,926
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,152,112
Puerto Rico 5.8%				9,788,423
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (E)	7.000	07-01-43	1,250,000	1,257,813
Puerto Rico Electric Power Authority Series TT-RSA-1 (E)	5.000	07-01-24	765,000	747,788
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (C)	6.749	07-01-26	1,343,000	975,005
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA	6.000	07-01-41	500,000	514,375
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities, Series U	5.250	07-01-42	1,000,000	947,500
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.139	07-01-31	1,000,000	$809,646
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.463	07-01-46	2,500,000	832,222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,332,000	1,521,013
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,000,000	1,155,359
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	1,027,702
Rhode Island 1.7%				2,792,536
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,703,495
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,089,041
South Carolina 1.3%				2,136,777
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,088,365
South Carolina Jobs-Economic Development Authority Solid Waste Disposal Revenue, AMT (A)	6.500	06-01-51	1,000,000	1,048,412
Tennessee 2.6%				4,275,164
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,275,164
Texas 8.4%				13,996,162
Arlington Higher Education Finance Corp. Education Revenue Brooks Academies Texas, Series A	5.000	06-15-51	730,000	771,565
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,073,827
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,097,295
City of Houston Airport System Revenue Special Facilities United Airlines, AMT	4.000	07-15-41	1,000,000	1,087,886
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,006,395
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	595,229
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,335,101
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	510,687
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,816
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,579,526
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	530,761
Port Beaumont Navigation District Dock & Wharf Facility Revenue Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	500,000	501,223
Port Beaumont Navigation District Dock & Wharf Facility Revenue Jefferson Gulf Coast Energy, AMT (A)	3.000	01-01-50	500,000	493,396
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,520,000	1,782,584
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,129,871
Utah 1.6%				2,754,049
Military Installation Development Authority Utah Tax Allocation Revenue, Series A2	4.000	06-01-52	1,000,000	1,027,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	$1,147,450
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	579,018
Vermont 0.5%				799,978
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	710,000	799,978
Virginia 3.1%				5,237,300
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,129,971
James City County Economic Development Authority Residential Care Facility Revenue Windsormeade, Series A	4.000	06-01-47	660,000	720,111
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,089,713
Tobacco Settlement Financing Corp. Series D (C)	5.837	06-01-47	4,000,000	908,638
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A	3.000	02-01-41	1,000,000	1,101,606
Virginia College Building Authority Educational Facilities Revenue Regent University Project	4.000	06-01-46	250,000	287,261
Washington 0.6%				1,024,821
Washington State Convention Center Public Facilities District Refunding Subordinated Lodging Tax, Series B	3.000	07-01-58	1,000,000	1,024,821
Wisconsin 4.1%				6,876,622
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,145,814
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,272,957
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,090,043
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,096,040
Public Finance Authority Wisconsin Revenue First Tier Mclemore Hotel (A)	4.500	06-01-56	1,000,000	1,013,308
Public Finance Authority Wisconsin Revenue, Series A1 (A)	5.000	01-01-56	200,000	235,184
Public Finance Authority Wisconsin Special Facility Revenue Senior Sky Harbor Capital LLC Aviation, AMT (D)	4.250	07-01-54	1,000,000	1,023,276

	Yield (%)	Shares	Value
Short-term investments 2.9%			$4,928,722
(Cost $4,927,472)
Short-term funds 2.9%
John Hancock Collateral Trust (F)	0.0356(G)	492,523	4,928,722
Total investments (Cost $154,035,761) 102.1%			$171,137,900
Other assets and liabilities, net (2.1%)			(3,513,408)
Total net assets 100.0%			$167,624,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,140,609 or 18.0% of the fund’s net assets as of 8-31-21.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-21.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.2
Build America Mutual Assurance Company	0.7
Assured Guaranty Municipal Corp.	0.5
TOTAL	3.4
The fund had the following sector composition as a percentage of net assets on 8-31-21:
General obligation bonds	5.0%
Revenue bonds	94.2%
Health care	23.6%
Other revenue	20.6%
Development	18.7%
Tobacco	7.1%
Education	6.7%
Transportation	5.9%
Facilities	2.9%
Housing	2.8%
Utilities	2.3%
Airport	2.1%
Pollution	1.2%
Water and sewer	0.3%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$166,209,178	—	$166,209,178	—
Short-term investments	4,928,722	$4,928,722	—	—
Total investments in securities	$171,137,900	$4,928,722	$166,209,178	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	492,523	$3,704,236	$12,997,974	$(11,775,037)	$415	$1,134	$444	—	$4,928,722
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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